ACCRUED AND OTHER LIABILITIES, INTERMEX HOLDINGS, INC. (Q2) (Details) - Intermex Holdings, Inc. and Subsidiaries [Member] - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Accrued Liabilities and Other Liabilities [Abstract]
Payables to agents	$ 8,230,526	$ 6,875,416
Accrued legal fees	3,378,289	1,644,470
Accrued compensation	1,572,609	1,092,460
Accrued bank charges	1,033,120	897,404
Accrued taxes	840,289	318,792
Other	1,601,293	685,907
Accrued and other liabilities	$ 16,656,126	$ 11,514,449